Taxes on Income - Schedule of Reconciliation of Income Tax Benefit (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Reconciliation of Income Tax Benefit [Abstract]
Income tax benefit computed at statutory tax rate	$ (355)
Change in valuation allowance	326
Exchange rate differences on net operating loss carry forward	29
Income tax expense